COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES [text block]

23. COMMITMENTS AND CONTINGENCIES

(a) Commitments

The Company is a party to certain contracts relating to service and supply agreements. Future minimum payments under these agreements as at December 31, 2022 are presented in the following table:

2023	11,661
2024	11,661
2025	4,686
2026	823
2027	-
2028 and thereafter	-
Total commitments	28,831

As at December 31, 2022, the Company had commitments to incur capital expenditures of $9,265 (2021 - $37,944) for Florence Copper and $2,795 (2021 - $471) for the Gibraltar joint venture.

(b) Contingencies

The Company has guaranteed 100% of certain capital lease and equipment loans entered into by the Gibraltar joint venture in which it holds a 75% interest. As a result, the Company has guaranteed the joint venture partner's 25% share of this debt which amounted to $13,983 as at December 31, 2022.

The Company has also indemnified 100% of a surety bond issued by the Gibraltar joint venture to the Province of British Columbia. As a result, the Company has indemnified the joint venture partner's 25% share of this obligation, which amounted to $14,625 as at December 31, 2022.